STOCK WARRANTS AND STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK WARRANTS AND STOCK OPTIONS
NOTE 13. STOCK WARRANTS AND STOCK OPTIONS

NOTE 12.  STOCK WARRANTS AND STOCK OPTIONS

Stock Warrants

The Company accounts for employee stock options and stock warrants under ASC 718 and ASC 505, whereby option costs are recorded based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable, utilizing the Black-Scholes pricing model. Unless otherwise provided for, the Company covers option exercises by issuing new shares.

On August 8, 2019, the Company entered into an 8% Series A-1 Convertible Preferred Stock Investment agreement with First Capital Ventures, LLC (“FCV”), an entity controlled by a beneficial owner of the Company. FCV set up a special purpose vehicle (“SPV”) or SOBR SAFE, LLC, an entity controlled by a beneficial owner of the Company,  that purchased 1,000,000 of the 8% Series A-1 Convertible Preferred Shares at $1 per share on December 12, 2019. Upon purchase, the Company issued the SPV through FCV a three-year warrant to purchase 144,317 shares of the Company’s common stock at an exercise price of $1.039375 per share. The number of warrants outstanding to the SPV through FCV at June 30, 2021 and December 31, 2020 are 144,317.

On May 4, 2020, the Company entered into an agreement with a vendor to provide investor relations services.  Under the terms of the agreement, we issued warrants to purchase up to 120,000 shares of our common stock at an exercise price of $2.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.

On June 5, 2020, at closing of the Transaction, the Company entered into a Waiver Under Asset Purchase Agreement and Post-Closing Covenant Agreement under which we issued warrants to IDTEC to purchase up to 320,000 shares of our common stock (post-split) at an exercise price of $0.50 per share. The warrants expire five years after the date of issuance.

During March, April and May 2021, the Company issued through the Offering convertible notes payable with warrants, see Note 7, to purchase up to 1,002,500 shares of our common stock at an exercise price of $3 per share. The warrants expire two years after the date of issuance.

The total outstanding balance of all stock warrants in the Company is 1,409,879 and 584,317 at June 30, 2021 and December 31 2020, respectively. There were 1,002,500 detached free-standing stock warrants granted during the six-month period ended June 30, 2021, and 320,000  detached free-standing stock warrants granted during the six month period ended June 30, 2020. The fair value of these non-employee stock warrants granted during the six-month periods ended June 30, 2021 and 2020 totaled $1,092,708 and $695,454, respectively, and were determined using the Black-Scholes option pricing model based on the following assumptions:

	June 30, 2021	June 30, 2020
Exercise Price	$3.00	$0.50
Dividend Yield	0%	0%
Volatility	158%	153%
Risk-free Interest Rate	0.14%-0.16%	0.29%
Life of Warrants	2 Years	5 Years

The following table summarizes the changes in the Company’s outstanding warrants during the six-month period ended June 30, 2021 and 2020, and as of June 30, 2021 and 2020:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	598,414	$0.13304 –1.039375	3.97 Years	$0.3607	$1,276,870
Warrants Granted	320,000	$0.50	4.93Years	$0.50	$768,000
Warrants Exercised	(454,097)	$0.13304 - 0.15299		$0.1451
Warrants Expired	-
Balance at June 30, 2020	464,317	$0.50- 1.039375	4.16 Years	$0.66765	$1,036,521

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	584,317	$0.50 – 2.00	3.80 Years	$0.9413	$1,173,737
Warrants Granted	1,002,500	$3.00	1.79 Years	$3.00	$952,375
Warrants Exercised	(176,938)	$0.50		$0.50
Warrants Expired	-
Balance at June 30, 2021	1,409,879	$0.50 – 3.00	2.15 Years	$2.4605	$2,099,993

Stock Options

On October 24, 2019, the Company’s 2019 Equity Incentive Plan went effective. The plan was approved by the Company’s Board of Directors and the holders of a majority of the Company’s voting stock on September 9, 2019. The plan’s number of authorized shares is 3,848,467. As of  June 30, 2021 and December 31, 2020, the Company has granted stock options to acquire 2,909,422 and 2,521,921 shares of common stock under the plan, respectively. As of June 30, 2021, the plan has 1,600,986 vested shares and 1,308,436 non-vested shares. As of December 31, 2020, the plan had 1,202,724 vested shares and 1,319,197 non-vested shares. As of June 30, 2021 and December 31, 2020 the plan has options available to be issued of 939,045 and 1,326,546, respectively.  The stock options are held by our officers, directors, employees, and certain key consultants.

In total for the six months ended June 30, 2021 and 2020, the Company recorded $243,023 and $296,932, respectively, of share-based compensation expense related to stock options and restricted stock units. The unrecognized compensation expense as of June 30, 2021, was approximately $1,325,000 for non-vested share-based awards to be recognized over periods of approximately one to seven years.

In applying the Black-Scholes options pricing model, assumptions used to compute the fair value of the stock options granted during the six-month period ended June 30, 2021 and 2020 were as follows:

	June 30, 2021	June 30, 2020
Exercise Price	$2.77 - $3.38	$2.00
Dividend Yield	0%	0%
Expected Volatility	152% - 158%	153%
Risk-free Interest Rate	0.27% - 0.34%	0.29%
Expected Life	2 - 5 years	5 years

The following table summarizes the changes in the Company’s outstanding stock options during the six-month period ended June 30, 2021 and 2020, and as of June 30, 2021 and 2020:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	2,381,239	$0.2634-1.039	8.86 Years	$0.2948	$5,238,080
Options Granted	140,000	$0.26341-2.00	4.54 Years	$1.7504	$160,732
Options Exercised	-
Options Cancelled	-
Options Expired	-
Balance at June 30, 2020	2,521,239	$0.2634 – 2.00	8.15 Years	$0.3170	$6,512,360
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	2,572,227	$0.2634– 3.300	7.45 Years	$0.4999	$6,302,277
Options Granted	387,500	$2.772 – 3.377	2.94 Years	$3.2854	$257,540
Options Exercised	-
Options Cancelled	-
Options Expired	-
Balance at June 30, 2021	2,959,727	$0.2634 – 3.377	6.43 Years	$0.8646	$9,132,060

Exercisable at December 31, 2020	1,253,030	$0.2634 – 3.300	7.4 Years	$0.3165	$3,299,765
Exercisable at June 30, 2021	1,651,291	$0.2634 – 3.377	6.78 Years	$0.4540	$5,772,880

Executive Stock Options

The Company has 1,328,230 and 981,771 outstanding executive stock options exercisable at $0.2634 to $3.38 per share as of  June 30, 2021, and December 31, 2020, respectively.

NOTE 13.  STOCK WARRANTS AND STOCK OPTIONS

Stock Warrants

The Company accounts for employee stock options and non-employee stock warrants under ASC 718 and ASC 505, whereby option costs are recorded based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable, utilizing the Black-Scholes pricing model. Unless otherwise provided for, the Company covers option exercises by issuing new shares.

Beginning on December 12, 2012, Michael A. Lanphere, a related party and non-employee, loaned the Company money for a variety of purposes, some for working capital and some to allow the Company to pay outstanding obligations. Each of these loans were made pursuant to the terms of a Loan Agreement with Promissory Note and Stock Fee (the “Agreements”). Under the terms of the Agreements, Mr. Lanphere was not only entitled to repayment of the principal amount loaned to us, with interest, but also what was termed in the Agreements as a “Stock Fee” that the parties are interpreting as a stock warrant, which permits Mr. Lanphere to acquire shares of our common stock in exchange for an exercise price that was estimated based on the date of the loan agreement. The number of shares to be issued to Mr. Lanphere as a Stock Fee under each Agreement was an estimate and varied based on the loan amount and the price of our common stock on the day of the loan and was calculated by this formula: 60% or 80% of the loan amount divided by the Company’s stock price on the day of the loan, but at a price per share no higher than ($0.025). Each Stock Fee is fully vested immediately and expires  5 years from the date of the loan. Although the Stock Fee could be taken by Mr. Lanphere as a stock grant or a stock warrant, due to the fully vested nature of the Stock Fee, Mr. Lanphere is deemed to beneficially own those shares on the date of each Agreement. After the Company entered into a Debt Conversion and Common Stock Purchase Plan with Mr. Lanphere dated January 3, 2020, Mr. Lanphere agreed to exercise his stock warrants and the Company agreed to convert and issue 454,097 shares of its common stock to reduce a notes payable principal balance consisting of two notes in the amount of $65,875. The Company did not record a loss on debt extinguishment for this conversion pursuant to ASC 470-20-40-4 that states that upon conversion in accordance with its original terms, the carrying amount of the convertible debt without a beneficial conversion feature, including any unamortized premium or discount, is credited to the capital accounts and no gain or loss should be recognized. Mr. Lanphere owns no more warrants to shares of our common stock. The number of warrants outstanding to Mr. Lanphere at December 31, 2020 and December 31, 2019 were none and 454,097, respectively.

On August 8, 2019, the Company entered into an 8% Series A-1 Convertible Preferred Stock Investment agreement with First Capital Ventures, LLC (“FCV”), an entity controlled by a beneficial owner of the Company. FCV set up a special purpose vehicle (“SPV”) or SOBR SAFE, LLC, an entity controlled by a beneficial owner of the Company,  that purchased 1,000,000 of the 8% Series A-1 Convertible Preferred Shares at $1.00 per share on December 12, 2019. Upon purchase, the Company issued the SPV through FCV a three-year warrant to purchase 144,317 shares of the Company’s common stock at an exercise price of $1.039375 per share. The number of warrants outstanding to the SPV through FCV at December 31, 2020 and December 31, 2019 are 144,317 and 144,317, respectively.

On May 4,2020, the Company entered into an agreement with a vendor to provide investor relations services.  Under the terms of the agreement, we issued warrants to purchase up to 120,000 shares of our common stock at an exercise price of $2.00 per share.  The warrants expire five years after the date of issuance.  Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.

On June 5, 2020, upon closing of the Transaction, the Company entered into a Waiver Under Asset Purchase Agreement and Post-Closing Covenant Agreement under which we issued warrants to IDTEC to purchase up to 320,000 shares of our common stock (post-split) at an exercise price of $0.50 per share. The warrants expire five years after the date of issuance, (see Note 3).

The total outstanding balance of all non-employee stock warrants in the Company is 584,317 and 598,414 at December 31, 2020 and December 31 2019, respectively. There were 440,000 non-employee detached free-standing stock warrants granted during the year ended December 31, 2020 and 916,579 non-employee detached free-standing stock warrants granted during the year ended December 31, 2019. The fair value of these non-employee stock warrants granted during the years ended December 31, 2020 and 2019 totaled $915,124 and $160,544, respectively, and were determined using the Black-Scholes option pricing model based on the following assumptions:

	Dec. 31, 2020	Dec. 31, 2019
Exercise Price	$0.50-$2.00	$0.1330-$1.0394
Dividend Yield	0%	0%
Volatility	153%-154%	134% - 167%
Risk-free Interest Rate	0.19%- 0.29%	1.69% –2.40%
Life of Warrants	5 Years	.038-5 Years

The following table summarizes the changes in the Company’s outstanding warrants during the years ended December 31, 2020 and 2019:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2018	721,678	$0.1397 - 0.6319	3.45 Years	$0.1929	$-
Warrants Granted	916,579	$0.06- 0.2062	3.97 Years	$0.2860	$2,022,912
Warrants Exercised	(1,038,339)	$0.1430- 0.1497		$0.1463
Warrants Expired	(1,504)	$0.6319		$0.6319
Balance at December 31, 2019	598,414	$.13304 - 1.039375	3.97 Years	$0.3592	$1,276,870

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	598,414	$0.13304 – 1.039375	3.97 Years	$0.3592	$1,276,870
Warrants Granted	440,000	$0.50-2.00	4.41 Years	$0.9091	$898,000
Warrants Exercised	(454,097)	$0.13304- 0.15299		$0.1451
Warrants Expired	-
Balance at December 31, 2020	584,317	$0.50– 2.00	3.80 Years	$0.9413	$1,173,737

Stock Options

On October 24, 2019, the Company’s 2019 Equity Incentive Plan went effective. The plan was approved by the Company’s Board of Directors and the holders of a majority of the Company’s voting stock on September 9, 2019. The plan’s number of authorized shares is 3,848,467. As of  December 31, 2020 and December 31, 2019, the Company has granted stock options to acquire 2,521,922 and 2,285,028 shares of common stock under the plan, respectively. As of December 31, 2020, the plan has1,202,168 vested shares and1,319,753 non-vested shares. As of December 31, 2019, the plan had 539,847 vested shares and 1,745,181 non-vested shares. As of December 31, 2020 and December 31, 2019 the plan has options available to be issued of 1,326,545 and 1,563,439, respectively.  The stock options are held by our officers, directors, employees, and certain key consultants.

During 2020, under the 2019 Equity Incentive Plan the Company granted stock options and units to acquire approximately 236,000 shares of its common stock at exercise prices ranging from $1.645 to $3.30 to certain employees and key consultants. The fair value of the options granted was approximately $515,000. The stock options vest monthly and quarterly over 1 to 3-year terms.  A total of 15,000 stock options were vested as of  December 31, 2020.  None of the vested stock options have been exercised and no shares have been issued as December 31, 2020.  Additionally, the Company granted stock options to acquire 1,894 shares of its common stock, in addition to the 48,106 options granted to key consultants on October 25, 2019 for a total of 50,000 shares of its common stock in accordance with the Company’s agreements with the consultants.  The stock options stock exercise price is $0.2635.  The stock options vest over a one-year period beginning January 1, 2020 and have a five-year term.  A total of 50,000 and 0 stock options were vested at December 31, 2020 and December 31, 2019, respectively.  None of the vested stock options have been exercised and no shares have been issued as of December 31, 2020.

For the years ended  December 31, 2020 and 2019, the Company recorded $239,478 and $95,566, respectively, of share-based compensation expense related to the stock options. The unrecognized compensation expense as of December 31, 2020 was approximately $650,000 for non-vested share-based awards to be recognized over periods of approximately three to seven years.

In applying the Black-Scholes options pricing model, assumptions used to compute the fair value of the stock options granted during the year ended December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019
Exercise Price	$1.645-3.30	$0.026-1.039
Dividend Yield	0%	0%
Expected Volatility	162%-181%	133%-146%
Risk-free Interest Rate	0.19%-0.43%	1.61%-1.70%
Expected Life	1- 2.7 years	2.0-7.17years

The following table summarizes the changes in the Company’s outstanding stock options during the years ended December 31, 2020 and 2019:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2018	53,368	$0.1497 – 8.31	2.32 Years	$0.2761	$-
Options Granted	2,381,239	$0.26341-1.0393	9.00 Years	$0.2960	$5,238,080
Options Exercised	-	-
Options Cancelled	(45,100)	$0.1497		$0.1497
Options Expired	(8,268)	$0.2328-8.31	9.00 Years	$0.9678
Balance at December 31, 2019	2,381,239	$0.2634 – 1.039	9.00 Years	$0.2761	$5,238,080

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2019	2,381,239	$0.2634-1.039	9.00 Years	$0.2761	$5,238,080
Options Granted	236,894	$0.2635–3.300	1.84 Years	$2.6661	$67,265
Options Exercised	(45,906)	$1.039
Options Cancelled	-	-
Options Expired	-	-
Balance at December 31, 2020	2,572,227	$0.26342–3.300	7.45 Years	$0.4999	$6,302,277

Exercisable at December 31, 2019	539,847	$0.2634–1.03938	8.2 Years	$0.4	$1,129,786
Exercisable at December 31, 2020	1,252,474	$0.26342–3.300	7.4 Years	$0.3165	$3,299,006

Executive Stock Options

The Company has 2,521,922 outstanding executive stock options exercisable at $0.26341 to $3.30 per share with a weighted average remaining contractual life of  7.5 years as of December 31, 2020 and 2,285,028 outstanding executive stock options exercisable at $0.26341 per share with a weighted average remaining contractual life of 9 years as of December 31, 2019.

On October 25, 2019, the Company granted Charles Bennington, one of the Company’s directors, options to acquire 24,053 shares of the Company’s common stock under its 2019 Equity Incentive Plan. The stock options have an exercise price of $0.2635 and vest quarterly over a one-year period commencing January 1, 2020. The stock options have a five-year term. A total of 24,053 and 0 stock options were vested as of December 31, 2020 and December 31, 2019, respectively. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2020.

On October 25, 2019, the Company granted Nick Noceti, the  Company’s former Chief Financial Officer, options to acquire 24,053 shares of the Company’s common stock under its 2019 Equity Incentive Plan. The stock options have an exercise price of $0.2635 and vest quarterly over a two-year period commencing January 1, 2020. The stock options have a five-year term. A total of  12,026 and 0 stock options were vested as of  December 31, 2020 and December 31, 2019, respectively. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2020.

On October 25, 2019, the Company entered into an Employment Agreement with Kevin Moore to serve as the Company’s Chief Executive Officer. Under the terms of the agreement, the Company granted Kevin Moore stock options under its 2019 Equity Compensation Plan to acquire 1,058,328 shares of its common stock at an exercise price of $0.2635. The stock options vest in 36 equal monthly installments of 29,398 shares during the three-year term of his Employment Agreement. A total of411,572 and 58,796 stock options were vested as of December 31, 2020 and December 31, 2019, respectively. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2020 or December 31, 2019.

On October 25, 2019, the Company entered into an Employment Agreement with David Gandini to serve as the Company’s Chief Revenue Officer. Under the terms of the agreement, the Company granted David Gandini stock options under its 2019 Equity Compensation Plan to acquire 721,588shares of its common stock at an exercise price of $0.2635. The stock options vest in 36 equal monthly installments of 20,044 shares during the three-year term of his Employment Agreement. David Gandini was also granted an aggregate of 240,529 additional option shares (the “Pre-Vesting Option Shares”) to vest as follows: (i) 200,439 Pre-Vesting Option Shares representing the monthly vesting option shares for the ten months ended October 31, 2019 to vest on November 1, 2019; and (ii) the remaining 40,090 Pre-Vesting Option Shares representing the monthly vesting option shares for the two months ended December 31, 2019 shall vest on January 1, 2020. The stock options have a ten-year term.  A total of 521,146 and 240,521 stock options were vested as of December 31, 2020 and December 31, 2019, respectively. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2020 or December 31, 2019.